Patriot Fund
RISK/RETURN
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Patriot Fund	Patriot Fund Class A Shares	Patriot Fund Class C Shares	Patriot Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Patriot Fund		Patriot Fund Class A Shares	Patriot Fund Class C Shares	Patriot Fund Class I Shares
Management Fees		1.40%	1.40%	1.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		2.00%	2.75%	1.75%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Patriot Fund (USD $)	1 Year	3 Years
Patriot Fund Class A Shares	770	1,178
Patriot Fund Class C Shares	282	865
Patriot Fund Class I Shares	182	563

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

 The Fund generally invests in common stocks included in the Standard and Poor’s 500 Index, excluding those that fail the adviser’s "patriotic" investment screen.  The adviser’s patriotic investment screen eliminates common stocks issued by companies doing business in nations supporting terrorism ("Terror Nations"), as defined by the U.S. State Department.  Currently, there are several countries designated under these authorities: Cuba, Iran, Sudan and Syria.  Companies are screened on a quarterly basis and Terror Nations-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

From a universe of patriotic company common stocks, the adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities.  Technical analysis techniques include price momentum and other measures of trend strength.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser will sell a security when it fails the adviser’s patriotic screen and may sell a security based on its performance, new research, or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  Limited History of Mutual Fund Management.  The Fund’s adviser has limited experience managing a mutual fund.

  Strategy Risk.  Because the adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.ascendantfunds.com or by calling 1-855-527-2363.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 9, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 9, 2012
Prospectus Date	rr_ProspectusDate	Jan 9, 2012
Patriot Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund generally invests in common stocks included in the Standard and Poor’s 500 Index, excluding those that fail the adviser’s "patriotic" investment screen.  The adviser’s patriotic investment screen eliminates common stocks issued by companies doing business in nations supporting terrorism ("Terror Nations"), as defined by the U.S. State Department.  Currently, there are several countries designated under these authorities: Cuba, Iran, Sudan and Syria.  Companies are screened on a quarterly basis and Terror Nations-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

From a universe of patriotic company common stocks, the adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities.  Technical analysis techniques include price momentum and other measures of trend strength.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser will sell a security when it fails the adviser’s patriotic screen and may sell a security based on its performance, new research, or when the underlying investment thesis has deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund generally invests in common stocks included in the Standard and Poor's 500 Index, excluding those that fail the adviser's "patriotic" investment screen.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

  Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

  Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  Limited History of Mutual Fund Management.  The Fund’s adviser has limited experience managing a mutual fund.

  Strategy Risk.  Because the adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.ascendantfunds.com or by calling 1-855-527-2363.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ascendantfunds.com
Patriot Fund | Patriot Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	770
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,178
Patriot Fund | Patriot Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Patriot Fund | Patriot Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563

[1]	Based on estimated amounts for the current fiscal year.